Schedule of investments
Delaware Extended Duration Bond Fund	October 31, 2020 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 0.80%
Cheniere Energy 144A PIK 4.875% exercise price $93.64, maturity date 5/28/21 #, >	2,115,334	$2,125,911
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	2,340,000	2,264,703
Total Convertible Bonds (cost $4,343,609)		4,390,614

Corporate Bonds — 93.23%
Banking — 6.46%
Ally Financial 8.00% 11/1/31	595,000	822,569
Bank of America
2.676% 6/19/41 μ	5,535,000	5,605,981
2.831% 10/24/51 μ	1,130,000	1,120,559

Bank of New York Mellon 4.70% μ, ψ	2,600,000	2,788,500
Citizens Financial Group 5.65% μ, ψ	1,510,000	1,610,038
Credit Suisse Group
144A 5.10% #, μ, ψ	1,145,000	1,109,219
144A 5.25% #, μ, ψ	1,305,000	1,317,137
144A 6.25% #, μ, ψ	1,147,000	1,225,204
144A 6.375% #, μ, ψ	2,310,000	2,482,291

JPMorgan Chase & Co. 3.109% 4/22/41 μ	1,020,000	1,098,333
Truist Financial 4.95% μ, ψ	4,285,000	4,552,812
UBS 7.625% 8/17/22	2,635,000	2,935,817
UBS Group 6.875% μ, ψ	3,500,000	3,549,136
US Bancorp 5.125% μ, ψ	2,805,000	2,788,451
USB Capital IX 3.50% (LIBOR03M + 1.02%) ψ, •	375,000	341,529
Wells Fargo & Co. 5.95% 12/1/86	1,750,000	2,272,872
		35,620,448
Basic Industry — 3.06%
Graphic Packaging International 144A 3.50% 3/1/29 #	1,265,000	1,267,372
LYB International Finance III 3.375% 10/1/40	2,795,000	2,765,943
Nutrition & Biosciences 144A 3.268% 11/15/40 #	4,055,000	4,176,500
Packaging Corp. of America 4.05% 12/15/49	2,980,000	3,596,989
RPM International 4.25% 1/15/48	3,115,000	3,240,301
Steel Dynamics 3.25%	1,650,000	1,599,986
WR Grace & Co. 144A 4.875% 6/15/27 #	222,000	231,548
		16,878,639
Brokerage — 1.11%
Charles Schwab 5.375% μ, ψ	2,525,000	2,771,188
NQ-464 [10/20] 12/20 (1440422)    1

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)
Intercontinental Exchange 2.65% 9/15/40	780,000	$782,494
Jefferies Group 6.50% 1/20/43	1,985,000	2,555,906
		6,109,588
Capital Goods — 7.33%
Ball 2.875% 8/15/30	2,105,000	2,083,950
Boeing 3.625% 2/1/31	1,380,000	1,376,298
General Electric 4.35% 5/1/50	3,365,000	3,562,789
GFL Environmental 144A 5.125% 12/15/26 #	893,000	939,034
Otis Worldwide 3.362% 2/15/50	3,531,000	3,828,901
Parker-Hannifin 4.00% 6/14/49	3,000,000	3,543,912
Republic Services 3.05% 3/1/50	3,940,000	4,075,422
Reynolds Group Issuer 144A 4.00% 10/15/27 #	1,315,000	1,336,369
Snap-on 4.10% 3/1/48	5,415,000	6,577,064
Stanley Black & Decker 2.75% 11/15/50	4,770,000	4,729,326
Waste Connections 3.05% 4/1/50	6,245,000	6,448,425
Waste Management 4.15% 7/15/49	1,515,000	1,913,012
		40,414,502
Communications — 13.00%
Altice France 144A 5.125% 1/15/29 #	1,425,000	1,425,428
AT&T
3.10% 2/1/43	1,200,000	1,143,377
3.50% 6/1/41	3,248,000	3,287,084
144A 3.50% 9/15/53 #	1,435,000	1,365,192
3.65% 6/1/51	3,095,000	3,043,367
Charter Communications Operating
3.70% 4/1/51	3,680,000	3,561,649
5.125% 7/1/49	765,000	892,142
5.375% 4/1/38	3,170,000	3,784,755
Comcast
2.80% 1/15/51	1,735,000	1,720,993
3.20% 7/15/36	2,265,000	2,521,194
3.75% 4/1/40	4,410,000	5,159,380

CSC Holdings 144A 4.125% 12/1/30 #	2,135,000	2,172,960
Deutsche Telekom 144A 3.625% 1/21/50 #	3,135,000	3,461,043
Deutsche Telekom International Finance 8.75% 6/15/30	1,335,000	2,076,009
Discovery Communications
144A 4.00% 9/15/55 #	963,000	973,688
5.20% 9/20/47	2,285,000	2,715,619
2    NQ-464 [10/20] 12/20 (1440422)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Level 3 Financing
144A 3.625% 1/15/29 #	715,000	$693,103
144A 4.25% 7/1/28 #	1,505,000	1,514,030
Time Warner Cable
6.75% 6/15/39	2,105,000	2,813,231
7.30% 7/1/38	5,265,000	7,350,650

T-Mobile USA 144A 3.00% 2/15/41 #	4,865,000	4,747,753
Verizon Communications 4.50% 8/10/33	2,875,000	3,575,101
ViacomCBS 4.375% 3/15/43	4,195,000	4,528,176
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	1,625,000	1,738,750
Vodafone Group
4.25% 9/17/50	1,660,000	1,910,463
4.875% 6/19/49	2,800,000	3,469,227
		71,644,364
Consumer Cyclical — 3.58%
Amazon.com 2.50% 6/3/50	3,535,000	3,499,340
Ford Motor 8.50% 4/21/23	2,475,000	2,735,729
General Motors
6.25% 10/2/43	1,160,000	1,423,926
6.75% 4/1/46	3,820,000	4,926,794

General Motors Financial 5.70% μ, ψ	650,000	674,375
Lowe's 3.00% 10/15/50	5,470,000	5,609,213
Prime Security Services Borrower 144A 3.375% 8/31/27 #	895,000	864,794
		19,734,171
Consumer Non-Cyclical — 13.07%
AbbVie
144A 4.05% 11/21/39 #	3,815,000	4,363,010
144A 4.25% 11/21/49 #	1,390,000	1,622,466

Anheuser-Busch InBev Worldwide 4.90% 2/1/46	7,000,000	8,592,408
BAT Capital 3.734% 9/25/40	4,220,000	4,151,356
Biogen 3.15% 5/1/50	4,420,000	4,272,779
Cigna 3.20% 3/15/40	4,410,000	4,629,794
CVS Health
2.70% 8/21/40	680,000	650,909
4.25% 4/1/50	2,825,000	3,297,100
4.78% 3/25/38	3,415,000	4,116,909

Danaher 2.60% 10/1/50	6,085,000	6,043,710
Energizer Holdings 144A 4.375% 3/31/29 #	1,155,000	1,167,705
Gilead Sciences 4.50% 2/1/45	2,525,000	3,065,778
NQ-464 [10/20] 12/20 (1440422)    3

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Johnson & Johnson 2.25% 9/1/50	3,405,000	$3,321,031
Lamb Weston Holdings 144A 4.625% 11/1/24 #	222,000	229,770
Mondelez International 2.625% 9/4/50	5,730,000	5,427,720
Pernod Ricard 144A 5.50% 1/15/42 #	1,195,000	1,654,393
Regeneron Pharmaceuticals 2.80% 9/15/50	1,625,000	1,525,798
Takeda Pharmaceutical
3.025% 7/9/40	1,395,000	1,433,469
3.175% 7/9/50	4,120,000	4,155,573

Teleflex 144A 4.25% 6/1/28 #	1,345,000	1,407,206
Upjohn 144A 4.00% 6/22/50 #	6,550,000	6,892,912
		72,021,796
Electric — 16.61%
AEP Texas 3.80% 10/1/47	3,800,000	4,292,382
Alabama Power 4.30% 7/15/48	2,630,000	3,300,682
American Transmission Systems 144A 5.00% 9/1/44 #	5,110,000	6,195,394
Appalachian Power
3.70% 5/1/50	380,000	431,186
4.50% 3/1/49	3,685,000	4,640,595
Arizona Public Service
4.20% 8/15/48	2,720,000	3,308,597
4.25% 3/1/49	2,790,000	3,449,387

Baltimore Gas and Electric 3.75% 8/15/47	2,580,000	2,977,091
Berkshire Hathaway Energy 144A 2.85% 5/15/51 #	2,205,000	2,157,736
CenterPoint Energy 3.70% 9/1/49	3,450,000	3,828,905
CMS Energy 4.75% 6/1/50 μ	1,835,000	1,964,561
Dayton Power & Light 3.95% 6/15/49	4,725,000	4,989,944
Dominion Energy 4.65% μ, ψ	1,960,000	2,007,247
Duke Energy 4.875% μ, ψ	2,445,000	2,591,107
Entergy Arkansas 4.95% 12/15/44	2,765,000	3,002,171
Entergy Louisiana 4.95% 1/15/45	125,000	135,712
Evergy Kansas Central
3.25% 9/1/49	5,038,000	5,443,917
3.45% 4/15/50	1,430,000	1,620,383

Exelon 4.70% 4/15/50	1,720,000	2,186,414
Louisville Gas and Electric 4.25% 4/1/49	4,520,000	5,562,234
NextEra Energy Capital Holdings 5.65% 5/1/79 μ	1,605,000	1,812,898
Oglethorpe Power
144A 3.75% 8/1/50 #	3,190,000	3,208,293
5.05% 10/1/48	2,580,000	3,007,649

Oklahoma Gas and Electric 3.85% 8/15/47	4,500,000	5,104,750
4    NQ-464 [10/20] 12/20 (1440422)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Pacific Gas and Electric
3.30% 8/1/40	1,105,000	$1,019,140
4.60% 6/15/43	830,000	831,745

San Diego Gas & Electric 3.32% 4/15/50	1,195,000	1,276,224
Southern 4.00% 1/15/51 μ	2,840,000	2,891,272
Southern California Edison
3.65% 2/1/50	610,000	636,257
4.00% 4/1/47	1,530,000	1,643,567
4.125% 3/1/48	3,245,000	3,579,844
4.875% 3/1/49	1,130,000	1,332,386

Southwestern Public Service 4.40% 11/15/48	875,000	1,089,271
		91,518,941
Energy — 8.72%
BP Capital Markets 4.875% μ, ψ	2,115,000	2,226,037
Enbridge 5.75% 7/15/80 μ	1,840,000	1,878,823
Enbridge Energy Partners 5.50% 9/15/40	1,392,000	1,636,950
Energy Transfer Operating
5.00% 5/15/50	2,280,000	2,127,953
6.25% 4/15/49	3,940,000	4,155,544
7.125% μ, ψ	3,765,000	3,082,067

Eni 144A 5.70% 10/1/40 #	3,450,000	4,107,746
Enterprise Products Operating
3.20% 2/15/52	4,365,000	4,047,536
4.20% 1/31/50	2,445,000	2,620,995

Kinder Morgan 3.25% 8/1/50	5,955,000	5,367,317
Marathon Oil 5.20% 6/1/45	2,800,000	2,648,449
MPLX
4.70% 4/15/48	1,260,000	1,243,847
5.50% 2/15/49	4,330,000	4,787,942

NuStar Logistics 6.375% 10/1/30	2,000,000	2,016,250
Shell International Finance 3.25% 4/6/50	3,145,000	3,239,397
Targa Resources Partners
144A 4.875% 2/1/31 #	1,390,000	1,358,600
144A 5.50% 3/1/30 #	1,500,000	1,510,312
		48,055,765
Finance Companies — 0.63%
AerCap Ireland Capital DAC 6.50% 7/15/25	1,865,000	2,054,493
Air Lease 3.00% 2/1/30	1,495,000	1,392,185
		3,446,678
NQ-464 [10/20] 12/20 (1440422)    5

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance — 8.59%
Berkshire Hathaway Finance
2.85% 10/15/50	1,225,000	$1,245,117
4.20% 8/15/48	5,385,000	6,750,383
4.25% 1/15/49	1,150,000	1,457,146

Brighthouse Financial 4.70% 6/22/47	3,905,000	3,793,458
Centene 3.375% 2/15/30	1,820,000	1,893,228
Empower Finance 2020 144A 3.075% 9/17/51 #	1,990,000	2,064,253
Equitable Holdings 4.95% μ, ψ	635,000	655,637
High Street Funding Trust II 144A 4.682% 2/15/48 #	6,505,000	7,819,921
MetLife 3.85% μ, ψ	710,000	713,805
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	2,010,000	2,243,972
New York Life Insurance 144A 3.75% 5/15/50 #	2,705,000	3,014,640
Pacific Life Insurance 144A 4.30% 10/24/67 #, μ	4,985,000	5,300,507
Prudential Financial 3.70% 10/1/50 μ	1,910,000	1,955,362
Willis North America 3.875% 9/15/49	5,075,000	5,904,550
XLIT 5.50% 3/31/45	1,895,000	2,520,079
		47,332,058
Natural Gas — 4.66%
Brooklyn Union Gas 144A 4.273% 3/15/48 #	5,010,000	6,138,284
Piedmont Natural Gas 3.64% 11/1/46	6,300,000	7,024,275
Sempra Energy 4.875% μ, ψ	1,485,000	1,548,112
Southern California Gas 4.30% 1/15/49	4,500,000	5,688,782
Southwest Gas
3.80% 9/29/46	2,150,000	2,413,628
4.15% 6/1/49	2,430,000	2,881,590
		25,694,671
Technology — 2.36%
Gartner 144A 3.75% 10/1/30 #	377,000	385,991
Iron Mountain 144A 5.25% 7/15/30 #	1,666,000	1,711,815
KLA 3.30% 3/1/50	6,185,000	6,495,740
Lam Research 2.875% 6/15/50	2,675,000	2,743,902
SS&C Technologies 144A 5.50% 9/30/27 #	1,590,000	1,691,887
		13,029,335
Transportation — 2.73%
Burlington Northern Santa Fe 4.05% 6/15/48	3,760,000	4,609,154
Delta Air Lines 144A 7.00% 5/1/25 #	995,000	1,086,845
Norfolk Southern 4.15% 2/28/48	4,795,000	5,831,956
Union Pacific 3.55% 8/15/39	3,155,000	3,535,496
		15,063,451
6    NQ-464 [10/20] 12/20 (1440422)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities — 1.32%
Essential Utilities
3.351% 4/15/50	1,015,000	$1,065,037
4.276% 5/1/49	5,138,000	6,215,539
		7,280,576
Total Corporate Bonds (cost $481,479,927)		513,844,983

Municipal Bonds — 3.79%
Chicago, Illinois O'Hare International Airport Third Lien Revenue (Build America Bonds - Direct Payment) Series B 6.395% 1/1/40	3,800,000	5,523,224
Long Island, New York Power Authority Electric System Revenue (Federally Taxable - Issuer Subsidy - Build America Bonds) Series B 5.85% 5/1/41	3,600,000	5,127,876
Los Angeles, California Department of Water & Power Revenue (Federally Taxable - Direct Payment - Build America Bonds) Series D 6.574% 7/1/45	2,225,000	3,671,295
Metropolitan Transportation Authority, New York Revenue (Build America Bonds) Series A-2 6.089% 11/15/40	3,205,000	4,266,272
Oregon Department of Transportation Highway User Tax Revenue (Federally Taxable Build America Bonds) Subordinate Series A 5.834% 11/15/34	1,605,000	2,298,488
Total Municipal Bonds (cost $14,455,453)		20,887,155

Loan Agreements — 0.29%
Zayo Group Holdings 3.148% (LIBOR01M + 3.00%) 3/9/27 •	1,691,500	1,634,588
Total Loan Agreements (cost $1,687,271)		1,634,588
Number of shares
Convertible Preferred Stock — 0.79%
Bank of America 7.25% exercise price $50.00 ψ	1,360	1,994,984
NQ-464 [10/20] 12/20 (1440422)    7

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)
	Number of shares	Value (US $)
Convertible Preferred Stock (continued)
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	14,912	$711,153
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ψ	1,597	1,648,903
Total Convertible Preferred Stock (cost $4,194,316)		4,355,040

Preferred Stock — 0.46%
Morgan Stanley 4.047% (LIBOR03M + 3.81%) •	2,280,000	2,237,609
USB Realty 144A 1.384% (LIBOR03M + 1.147%) #, •	400,000	311,200
Total Preferred Stock (cost $2,590,000)		2,548,809

Short-Term Investments — 0.18%
Money Market Mutual Funds — 0.18%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	243,255	243,255
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	243,256	243,256
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	243,256	243,256
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	243,255	243,255
Total Short-Term Investments (cost $973,022)		973,022
Total Value of Securities—99.54% (cost $509,723,598)		548,634,211
Receivables and Other Assets Net of Liabilities—0.46%		2,535,598
Net Assets Applicable to 75,463,480 Shares Outstanding—100.00%		$551,169,809
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2020, the aggregate value of Rule 144A securities was $102,812,184, which represents 18.65% of the Fund's net assets.
>	PIK. 100% of the income received was in the form of cash.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
8    NQ-464 [10/20] 12/20 (1440422)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
The following futures contracts were outstanding at October 31, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
255	US Treasury Long Bonds	$43,979,531	$45,334,861	12/21/20	$(1,355,330)	$(95,625)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
Summary of currencies:
USD – US Dollar
NQ-464 [10/20] 12/20 (1440422)    9